SHARE WARRANT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2024	December 31, 2023
Exercise price ($)	5.66	5.66
Share price ($)	0.68	1.77
Volatility	61.6%	57.0%
Risk-free interest rate	2.80%	3.30%
Expected warrant life (years)	3.75	4.50
The fair value of the public Business Combination Warrants was determined using their market trading price as follows:

	September 30, 2024	December 31, 2023
Warrant price ($)	0.01	0.05
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	September 30, 2024	December 31, 2023
Warrant price ($)	0.07	0.41

Schedule of Explanation of Significant Changes in Contract Assets and Share Warrant Obligation
The Group has recognized the following contract asset and Warrant obligation:

	September 30, 2024	December 31, 2023
Contract asset	$	$
Beginning Balance	13,528,646	13,211,006
Foreign currency translation adjustment	(273,600)	317,640
Ending Balance	13,255,046	13,528,646

	September 30, 2024	December 31, 2023
Share warrant obligation	$	$
Beginning Balance	1,897,791	2,172,269
Fair value adjustment	(1,651,394)	(262,569)
Foreign currency translation adjustment	(53,228)	(11,909)
Ending Balance	193,169	1,897,791
10 - SHARE WARRANT OBLIGATIONS (CONTINUED)
10.2 Warrants issued as part of the business combination transaction

Schedule of Disclosure of Fair Value of Private Warrants
The fair value of the private Business Combination Warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2024	December 31, 2023

Exercise price ($)	11.50	11.50
Share price ($)	0.68	1.77
Volatility	66.8%	53.0%
Risk-free interest rate	3.08%	3.81%
Expected warrant life (years)	1.58	2.33
The fair value of the July 2023 Warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2024	December 31, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	0.92	2.36
Volatility	61.6%	57.0%
Risk-free interest rate	2.80%	3.28%
Expected warrant life (years)	3.79	4.54

Schedule of Disclosure of Warrant Obligations
The Group has recognized the following Business Combination Warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2024	905,737	177,183	1,082,920
Fair value adjustment	(703,309)	(170,214)	(873,523)
Foreign currency translation adjustment	(24,944)	(4,060)	(29,004)
Balance at September 30, 2024	177,484	2,909	180,393

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(6,173,511)	(727,873)	(6,901,384)
Foreign currency translation adjustment	3,481	(9,825)	(6,344)
Balance at December 31, 2023	905,737	177,183	1,082,920
The Group has recognized the following warrant obligation:

	September 30, 2024	December 31, 2023
	$	$
Beginning balance	8,558,066	13,080,646
Additions	—	2,907,226
Fair value adjustment	(6,211,333)	(7,378,042)
Foreign currency translation adjustment	(250,485)	(51,764)
Ending balance	2,096,248	8,558,066
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the July 2023 Warrants. The Group has recognized the following warrant obligation:

	September 30, 2024	December 31, 2023
	$	$
Beginning balance	18,043,426	24,767,843
Fair value adjustment	(14,484,315)	(6,421,117)
Foreign currency translation adjustment	(507,212)	(303,300)
Ending balance	3,051,899	18,043,426